Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed in the Compensation Discussion and Analysis appearing earlier, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEO’s realized compensation to the achievement of the company’s financial and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021 and 2020.

	Summary Compensation	Summary Compensation	Compensation	Compensation Actually Paid	Average Summary Compensation` Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based on:		Net	Return
Year	Table Total for First CEO(1) $	Table Total for Second CEO(2) $	Actually Paid to First CEO(3) $	to Second CEO(3) $	for Non-CEO NEOs(4) $	to Non-CEO NEOs(4) $	TSR(5)	Peer Group TSR(5)	Income $ (in millions)	on Average Assets(6)
2024	3,501,092	—	3,872,306	—	2,579,823	2,682,870	$98.86	$132.44	116	0.57%
2023	2,074,191	—	1,600,542	—	1,091,424	915,642	$89.28	$112.03	128	0.92%
2022	2,049,292	—	1,934,504	—	1,218,560	1,039,519	$100.08	$111.47	176	1.29%
2021	—	2,625,561	—	4,387,807	1,420,405	1,889,746	$108.82	$126.43	168	1.26%
2020	—	2,530,194	—	1,941,043	997,872	778,301	$77.47	$90.82	97	0.86%

Company Selected Measure Name		Return on Average Assets
Named Executive Officers, Footnote

(1)	For fiscal years 2022, 2023 and 2024, this column presents the Summary Compensation Table total for President and Chief Executive Officer Anthony Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.
(2)	For fiscal years 2020 and 2021, this column presents the Summary Compensation Table total for President and Chief Executive Officer Christopher Martin.

(4)	The Non-CEO NEOs in the 2024 reporting year are Thomas Lyons, John Kuntz, Valerie O. Murray, Thomas Shara and Ravi Vakacherla. The Non-CEO NEOs in the 2023 reporting year are Thomas Lyons, John Kuntz, Valerie O. Murray, and George Lista. The Non-CEO NEOs in the 2022 reporting year are Christopher Martin, Thomas Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2021 reporting year are Anthony Labozzetta, Thomas Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2020 reporting year are Anthony Labozzetta, Thomas M. Lyons, John Kuntz, Valerie O. Murray, Walter Sierotko, and Donald W. Blum. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid.

Peer Group Issuers, Footnote
(5)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P U.S. SmallCap Banks Index, which is the same peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote

	Anthony Labozzetta			Christopher Martin
	2024	2023	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (“SCT”)	$3,501,092	$2,074,191	$2,049,292	$2,625,561	$2,530,194
Pension values reported in SCT	—	—	—	—	—
Fair value of equity awards granted during fiscal year	(1,425,000)	(825,000)	(650,000)	(797,000)	(785,000)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	1,871,986	403,635	601,057	1,423,024	787,002
Fair value of equity compensation granted in current year-value at vesting-date	—	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(239,576)	952	(740)	183,642	(206,907)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	163,804	(53,235)	(65,105)	952,580	(384,246)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Compensation Actually Paid	$3,872,306	$1,600,542	$1,934,504	$4,387,807	$1,941,043

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,579,823	$ 1,091,424	$ 1,218,560	$ 1,420,405	$ 997,872
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 2,682,870	915,642	1,039,519	1,889,746	778,301
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Non-CEO NEO Averages
	2024	2023	2022	2021	2020
Total Compensation as reported in SCT	$2,579,823	$1,091,424	$1,218,560	$1,420,405	$997,872
Pension values reported in SCT	—	(1,272)	—	—	(6,535)
Fair value of equity awards granted during fiscal year	(365,638)	(280,125)	(428,000)	(389,273)	(172,717)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—
Fair value of equity compensation granted in current year-value at end of year-end	445,605	136,981	360,948	645,211	162,983
Fair value of equity compensation granted in current year-value at vesting-date	8,564	—	—	—	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(65,694)	(5,544)	(7,766)	26,818	(65,104)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	90,524	(25,823)	(104,223)	186,585	(138,198)
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(10,314)	—	—	—	—
Compensation Actually Paid	$2,682,870	$915,642	$1,039,519	$1,889,746	$778,301

PROVIDENT FINANCIAL SERVICES, INC. | 2025 Proxy Statement	57

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Relationship Between “Compensation Actually Paid” and Performance Measures

As shown in the charts below, the relationship between the Compensation Actually Paid to the CEO and the Average Compensation Actually Paid to the NEOs other than the CEO in fiscal 2020, 2021, 2022, 2023 and 2024 (collectively, “NEO Compensation Actually Paid”) to each of (1) net income, (2) total shareholder return (“TSR”), and (3) return on average assets (“ROAA”) demonstrates that such compensation fluctuates to the extent the company is achieving its goals and increasing value for stockholders in line with the company’s compensation philosophy and performance-based objectives.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The three items listed below represent the most important metrics we used to determine Compensation Actually Paid for fiscal year 2024:

1.	Return on Average Assets
2.	Return on Average Tangible Equity
3.	Earnings Per Share

Total Shareholder Return Amount	[2]	$ 98.86	89.28	100.08	108.82	77.47
Peer Group Total Shareholder Return Amount	[2]	132.44	112.03	111.47	126.43	90.82
Net Income (Loss) Attributable to Parent		$ 116,000,000	$ 128,000,000	$ 176,000,000	$ 168,000,000	$ 97,000,000
Company Selected Measure Amount	[3]	0.57	0.92	1.29	1.26	0.86
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Assets
Non-GAAP Measure Description
(6)	Return on average assets is Provident’s selected measure. Values shown reflect ROAA as calculated for purposes of our executive compensation program for the applicable reporting year and may exclude unanticipated and non-recurring items of revenue or expense as determined by the Compensation Committee.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Return on Average Tangible Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (1,272)	$ 0	$ 0	$ (6,535)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(365,638)	(280,125)	(428,000)	(389,273)	(172,717)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		445,605	136,981	360,948	645,211	162,983
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,564	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(65,694)	(5,544)	(7,766)	26,818	(65,104)
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		90,524	(25,823)	(104,223)	186,585	(138,198)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0	0
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,314)	0	0	0	0
Anthony Labozzetta
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[4]	3,501,092	2,074,191	2,049,292	0	0
PEO Actually Paid Compensation Amount	[5]	$ 3,872,306	$ 1,600,542	$ 1,934,504	0	0
PEO Name		Anthony Labozzetta	Anthony Labozzetta	Anthony Labozzetta
Anthony Labozzetta | PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0
Anthony Labozzetta | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,425,000)	(825,000)	(650,000)
Anthony Labozzetta | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Anthony Labozzetta | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,871,986	403,635	601,057
Anthony Labozzetta | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Anthony Labozzetta | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(239,576)	952	(740)
Anthony Labozzetta | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		163,804	(53,235)	(65,105)
Anthony Labozzetta | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Anthony Labozzetta | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Christopher Martin
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	0	0	0	2,625,561	2,530,194
PEO Actually Paid Compensation Amount	[5]	$ 0	$ 0	$ 0	$ 4,387,807	$ 1,941,043
PEO Name					Christopher Martin	Christopher Martin
Christopher Martin | PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0	$ 0
Christopher Martin | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(797,000)	(785,000)
Christopher Martin | PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Christopher Martin | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,423,024	787,002
Christopher Martin | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Christopher Martin | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					183,642	(206,907)
Christopher Martin | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					952,580	(384,246)
Christopher Martin | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0
Christopher Martin | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 0	$ 0

[1]	The Non-CEO NEOs in the 2024 reporting year are Thomas Lyons, John Kuntz, Valerie O. Murray, Thomas Shara and Ravi Vakacherla. The Non-CEO NEOs in the 2023 reporting year are Thomas Lyons, John Kuntz, Valerie O. Murray, and George Lista. The Non-CEO NEOs in the 2022 reporting year are Christopher Martin, Thomas Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2021 reporting year are Anthony Labozzetta, Thomas Lyons, John Kuntz, and Valerie O. Murray. The Non-CEO NEOs in the 2020 reporting year are Anthony Labozzetta, Thomas M. Lyons, John Kuntz, Valerie O. Murray, Walter Sierotko, and Donald W. Blum. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid.
[2]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P U.S. SmallCap Banks Index, which is the same peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the year ended December 31, 2024.
[3]	Return on average assets is Provident’s selected measure. Values shown reflect ROAA as calculated for purposes of our executive compensation program for the applicable reporting year and may exclude unanticipated and non-recurring items of revenue or expense as determined by the Compensation Committee.
[4]	For fiscal years 2022, 2023 and 2024, this column presents the Summary Compensation Table total for President and Chief Executive Officer Anthony Labozzetta, following Mr. Labozzetta’s appointment as President and Chief Executive Officer effective January 1, 2022.
[5]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Messrs. Labozzetta and Martin’s total compensation to determine the compensation actually paid.
[6]	For fiscal years 2020 and 2021, this column presents the Summary Compensation Table total for President and Chief Executive Officer Christopher Martin.